Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) ExchangeRates	Dec. 31, 2021 USD ($) ExchangeRates	Dec. 31, 2020
Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate	17.02	15.94	14.69
Average exchange rate	16.37	14.79	16.38
Closing foreign exchange rate | Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | ExchangeRates	17.02	15.94
Sensitivity to BBSY interest rates | Closing foreign exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average exchange rate	0.69	0.75
-0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	$ (3,500,000)	$ (3,100,000)
-0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	(1,700,000)	(1,500,000)
Increase/(decrease) in OCI	10,100,000
0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	1,700,000	1,500,000
Increase/(decrease) in OCI	(8,000,000.0)
0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	3,500,000	3,100,000
-0.025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI	4,700,000
0.025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI	(4,200,000)
-0.01
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI		3,500,000
-0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1,600,000)	(3,300,000)
-0.01 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(800,000)	(1,500,000)
-0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(800,000)	(1,800,000)
-0.02
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI		7,100,000
0.02
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI		(6,500,000)
0.01
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI		(3,300,000)
0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1,600,000	3,300,000
0.01 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	800,000	1,500,000
0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	800,000	1,800,000
1 year earlier
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI	10,300,000	8,500,000
1 year later
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI	(10,900,000)	(7,800,000)
-0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2,500,000)	(4,900,000)
-0.015 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1,300,000)	(2,200,000)
-0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1,200,000)	(2,700,000)
-0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(800,000)	(1,600,000)
-0.005 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(400,000)	(700,000)
-0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(400,000)	(900,000)
0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	800,000	1,600,000
0.005 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	400,000	700,000
0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	400,000	900,000
0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2,500,000	4,900,000
0.015 | Sensitivity to interest rates | Sensitivity to LIBOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1,300,000	2,200,000
0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	$ 1,200,000	$ 2,700,000